Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ 345,861	$ (216,833)
Gain on deconsolidation of a subsidiary	(523,746)
Depreciation and amortization	4,936	1,260
Amortization of right-of-use assets	3,726
Change in allowance for credit losses	(113,938)
Change in allowance for doubtful accounts	(13,681)
Deferred income taxes	187
Changes in operating assets and liabilities:	(7,469)
Accounts receivable	365,266	4,100
Advance to suppliers	(1,682,601)	(94,730)
Prepayments and other current assets	(61,872)	(494,993)
Other non-current assets	(219,493)
Accounts payable	325,934	1,072,342
Advance from customers		(1,798,335)
Taxes payable	17,551	81,325
Accruals and other current payables	(25,594)	(1,901)
Net cash used in operating activities	(1,584,933)	(1,447,765)
Cash flows from investing activities
Purchase of property and equipment	1,807	(12,107)
Collection of loans to third parties	9,677,257
Net cash provided by (used in) investing activities	9,679,064	(12,107)
Cash flows from financing activities
Issuance of ordinary shares f	5,700,000	4,999,823
Proceeds from short-term loan	390,904	558,722
Repayments of short-term loan	(280,218)	(279,361)
Net cash provided by financing activities	5,810,686	5,279,184
Effect of foreign exchange rate on cash	(40,898)	21,842
Net increase in cash	13,863,919	3,841,154
Cash at the beginning of the period	4,834,349	1,293,709
Cash at the end of the period	18,698,268	5,134,863
Supplemental disclosures of cash flow information:
Interest paid	12,720	5,587
Income taxes paid
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 22,388